Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Leasehold improvements	$ 209,777	$ 87,687
Furniture and office equipment	33,028	34,933
Computer equipment	67,213	65,280
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(220,431)	(187,549)
Total property and equipment, net	$ 374,197	$ 284,961